Related Party Balances and Transactions - Schedule of Other Transactions with Related Parties (Details)		12 Months Ended
		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)		Dec. 31, 2023 MYR (RM)		Dec. 31, 2025 USD ($)
Agroz Ventures Sdn. Bhd. [Member]
Farm solution sales to
Farm solution sales to	[1]					RM 4,000,000
Purchases of fresh produce from
Purchases of fresh produce from	[1]	265,349		274,733				$ 65,421
Expenses paid by the Group on behalf of
Expenses paid by the Group on behalf of	[1]	1,228,772	302,952	751,695		19,000
Payments to
Payments to						4,000,000
Payments from
Payments from	[1]	950,000		3,021,580				234,221
Agroz Vertical Farms Sdn. Bhd. [Member]
Farm solution sales to
Farm solution sales to	[2]			1,400,174
Purchases of fresh produce from
Purchases of fresh produce from	[2]	4,240,909		4,115,842		886,100		1,045,589
Expenses paid by the Group on behalf of
Expenses paid by the Group on behalf of	[2]	1,485,404	366,224	818,196		1,571,296
Payments to
Payments to	[2]	2,147,684		1,510,233				529,508
Payments from
Payments from	[2]			1,300,568
EPetani Sdn. Bhd. [Member]
Fresh vegetable sales to
Fresh vegetable sales to	[3]					1,145,443
Purchases of fresh produce from
Purchases of fresh produce from	[3]					48,581
Payments to
Payments to	[3]					70,302
Isa Wellness Marketing [Member]
Fresh vegetable sales to
Fresh vegetable sales to	[4]			32,841		327,776
Payments to
Payments to				6,341,924
Payments from
Payments from	[4]	32,841		551,350				8,097
Ahoku Ventures Sdn. Bhd. [Member]
Consultancy fees to
Consultancy fees to	[5]					350,000
Payments to
Payments to	[5]					350,000
Mr. Au Say Kiat [Member]
Commission fee to
Commission fee to	[6]					137,912
Payments to
Payments to	[6]					137,912
Braiven Co., Ltd. [Member]
Purchases of fresh produce from
Purchases of fresh produce from	[7]	450,400		6,341,924		1,423,354		111,045
Payments to
Payments to	[7]	413,949		7,040,368		684,684		102,058
HWG Cash [Member]
Loan from
Loan from	[8]					1,363,000
HWG Cash [Member]
Interest on a loan from
Interest on a loan from	[8]	22,717		27,260		17,081		5,601
Gerard Lim [Member]
Expenses paid on behalf of the Group by
Expenses paid on behalf of the Group by	[9]	3,864,544	952,797	240		350,927
Payments to
Payments to	[9]	97,308		53,280		339,333		23,991
Ms. Khoo Kwai Fun [Member]
Expenses paid on behalf of the Group by
Expenses paid on behalf of the Group by		47,308	11,664	120,637	[10]	110,289	[10]
Payments to
Payments to	[10]	83,206		105,028		257,749		20,514
HWG Cash [Member]
Expenses paid on behalf of the Group by
Expenses paid on behalf of the Group by	[8]					1,178,275
HWG Cash Three [Member]
Payments to
Payments to	[8]	RM 2,000,000		RM 70,925				$ 493,097

[1]	During the years ended December 31, 2023, 2024 and 2025, Agroz Group paid expenses on behalf of Agroz Ventures Sdn. Bhd. amounted to MYR 19,000, MYR 751,695 and MYR 1,228,772 (USD 302,952) respectively. During the years ended December 31, 2024 and 2025, Agroz Group also purchased fresh produce from Agroz Ventures Sdn. Bhd. amounted to MYR 274,733 and MYR 265,349 (USD 65,421) respectively. Agroz Group sold its farm solutions to Agroz Ventures Sdn. Bhd. amounted to MYR 4,000,000 during the year ended December 31, 2023. Agroz Group received payments amounted to MYR 3,021,580 and MYR 950,000 (USD 234,221) during the years ended December 31, 2024 and 2025.
[2]	During the years ended December 31, 2023, 2024 and 2025, Agroz Group purchased fresh produce from Agroz Vertical Farms Sdn. Bhd. amounted to MYR 886,100, MYR 4,115,842 and MYR 4,240,909 (USD 1,045,589) respectively. Also, Agroz Group paid expenses on behalf of Agroz Vertical Farms Sdn. Bhd. amounted to MYR 1,571,296, MYR 818,196 and MYR 1,485,404 (USD 366,224) during the year ended December 31, 2023, 2024 and 2025. During the year ended December 31, 2024, Agroz Group sold its farm solutions to Agroz Vertical Farms Sdn. Bhd. amounted to MYR 1,400,174 and received payments amounted to MYR 1,300,568. Agroz Group repaid MYR 1,510,233 and MYR 2,147,684 (USD 529,508) during the year ended December 31, 2024 and 2025 respectively.
[3]	Agroz Group purchased fresh produce from EPetani Sdn. Bhd. amounting to MYR 48,581 and made payments amounted to MYR 70,302 during the year ended December 31, 2023. Also, Agroz Group sold fresh vegetables to EPetani Sdn. Bhd amounted to MYR 1,145,443 during the year ended December 31, 2023. In January 2024, Mr. Gerard Lim disposed shares in EPetani Sdn. Bhd. and EPetani Sdn. Bhd. no longer a related party to the Group. During the year ended December 31, 2024 and 2025, Agroz Group sold fresh vegetables to EPetani Sdn. Bhd amounted to MYR 7,968,903 and MYR 2,063,300 (USD 508,703).
[4]	During the years ended December 31, 2023 and 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 327,776 and MYR 32,841 respectively. Agroz Group received payments amounted to MYR 551,350 and MYR 32,841 (USD 8,097) during the years ended December 31, 2024 and 2025.
[5]	The Group paid consultancy fees to Ahoku Ventures Sdn. Bhd. amounted to MYR 350,000 as this entity advises for design of CEA vertical farms during the year ended December 31, 2023.
[6]	The Group had paid a commission to Au Say Kiat for introducing new investors during the year ended December 31, 2023, amounted to MYR 137,912.
[7]	Agroz Group purchased IT software from Braiven Co., Ltd. amounted to MYR 1,423,354 and paid MYR 684,684 during the year ended December 31, 2023. During the year ended December 31, 2024, Agroz Group endured the investment in IT software from Braiven Co., Ltd. amounted to MYR 6,341,924 and paid MYR 7,040,368. During the year ended December 31, 2025, Agroz Group incurred the investment in IT software from Braiven Co., Ltd. amounted to MYR 450,400 (USD 111,045) and paid MYR 413,949 (USD 102,058).
[8]	As of December 31, 2023, amount owing to HWG Cash consists of interest-bearing borrowing amounted to MYR 1,363,000 and related interest payable MYR 17,081 (note 20), and cash advances to the Group amounted to MYR 1,178,275. During the years ended December 31, 2024 and 2025, Agroz Group incurred additional interest amounted to MYR 27,260 and MYR 22,717 (USD 5,601) (note 20) respectively to HWG Cash. Agroz Group has repaid MYR 70,925 and MYR 2,000,000 (USD 493,097) to HWG Cash during the years ended December 31, 2024 and 2025 respectively.
[9]	During the years ended December 31, 2023, 2024 and 2025, certain operating expenses of Agroz Group amounted to MYR 350,927, MYR 240 and MYR 3,864,544 (USD 952,797) respectively was paid by Mr. Gerard Lim. Agroz Group has repaid MYR 339,333, MYR 53,280 and MYR 97,308 (USD 23,991) to Mr. Gerard Lim during the years ended December 31, 2023, 2024 and 2025 respectively.
[10]	Khoo Kwai Fun paid on behalf of Agroz Group on certain expenses amounted to MYR 110,289, MYR 120,637 and MYR 47,308 (USD 11,664) during the years ended December 31, 2023, 2024 and 2025 respectively. Agroz Group has repaid MYR 257,749, MYR 105,028 and MYR 83,206 (USD 20,514) to Khoo Kwai Fun during the years ended December 31, 2023, 2024 and 2025 respectively.